Risks and Concentration	6 Months Ended
Jun. 30, 2023
Risks and Concentration [Abstract]
Risks and Concentration
3.	Risks and Concentration

Credit and concentration risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and restricted cash. As of June 30, 2023, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC, Hong Kong and United States, which management believes are of high credit quality.